Shareholder Report, Average Annual Return (Details)		12 Months Ended	19 Months Ended
		Sep. 30, 2025	Sep. 30, 2025
C000248488
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income ETF
Without Sales Load [Member] | C000248488
Average Annual Return [Line Items]
Average Annual Return, Percent		0.85%	7.38%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.60%	20.37%
Cboe S&P 500 BuyWrite Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Cboe S&P 500 BuyWrite Index (USD)
Average Annual Return, Percent		8.15%	11.37%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	CBOE – Chicago Board Options Exchange